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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment |_|             Amendment No.: _______

     This Amendment (Check only one):   |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Deborah Carlson
Address: c/o Amelia Peabody Foundation
         One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05995

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Deborah Carlson
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:


/s/ Deborah Carlson   Wellesley, Massachusetts   May 10, 2006
-------------------

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:

Form 13F File No.   Name

28-05989            Amelia Peabody Foundation


                                        2

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:   $1,258 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                        DEBORAH CARLSON - MARCH 31, 2006

                           FORM 13F INFORMATION TABLE

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
      COLUMN 1             COLUMN 2        COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8

                                                        VALUE     SHRS OR   SH/ PUT/   INVESTMENT     OTHER       VOTING AUTHORITY
   NAME OF ISSUER       TITLE OF CLASS      CUSIP     (X $1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
Barclays PLC                  ADR         06738E204       19         400       SH         Sole                   400       0     0
Beverly National            Common        088115100       51       2,100       SH         Sole                 2,100       0     0
BP PLC                        ADR         055622104       34         500       SH         Sole                   500       0     0
Centerpoint                 Common        15189T107       12       1,000       SH         Sole                 1,000       0     0
Cinergy Corp.               Common        172474108       68       1,500       SH         Sole                 1,500       0     0
CVS Corp.                   Common        126650100       42       1,400       SH         Sole                 1,400       0     0
Dow                         Common        260543103       41       1,000       SH         Sole                 1,000       0     0
Duff Phelps                 Common        26432K108       36       3,000       SH         Sole                 3,000       0     0
Duke Energy                 Common        264399106       19         641       SH         Sole                   641       0     0
Dupont                      Common        263534109       42       1,000       SH         Sole                 1,000       0     0
Energy East Corp. Tr.      Preferred      29267G200       51       2,000       SH         Sole                 2,000       0     0
Energy East Corp.           Common        29266M109       97       4,000       SH         Sole                 4,000       0     0
General Electric            Common        369604103       52       1,500       SH         Sole                 1,500       0     0
Great Plains                Common        391164100       84       3,000       SH         Sole                 3,000       0     0
HSBC Holdings                 ADR         404280406       34         400       SH         Sole                   400       0     0
IBM                         Common        459200101       16         200       SH         Sole                   200       0     0
Johnson & Johnson           Common        478160104       30         500       SH         Sole                   500       0     0
JP Morgan Chase             Common        46625H100       42       1,000       SH         Sole                 1,000       0     0
Key Corp.                   Common        493267108       18         500       SH         Sole                   500       0     0
Microsoft                   Common        594918104       11         400       SH         Sole                   400       0     0
New Plan Excel              Common        648053106       52       2,000       SH         Sole                 2,000       0     0
New York Cmnty              Common        649445103       70       4,000       SH         Sole                 4,000       0     0
Petroleo                    Common        71654V408       61         700       SH         Sole                   700       0     0
Proctor & Gamble            Common        742718109       35         600       SH         Sole                   600       0     0
Royal Dutch Shell             ADR         780259206       62       1,000       SH         Sole                 1,000       0     0
Stanley Works               Common        854616109       25         500       SH         Sole                   500       0     0
Stryker Corp.               Common        863667101       13         300       SH         Sole                   300       0     0
Teco Energy                 Common        872375100       48       3,000       SH         Sole                 3,000       0     0
3M                          Common        88579Y101       23         300       SH         Sole                   300       0     0
TransCanada                 Common        89353D107       38       1,300       SH         Sole                 1,300       0     0
XL Capital Ltd              Common        G98255105       32         500       SH         Sole                   500       0     0
                                                        1258